OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Financial assets:
Loans to unrelated companies	[1]					¥ 83,600
Deposits			¥ 3		3	790
Others						1,000
Financials asset			3		3	85,390
Staff advance		2	12	3	12	237
Others		1	6		3	90
Total amount		3	18	3	15	327
Impairment allowance						(2,984)
Total		$ 3	¥ 21	$ 3	¥ 18	¥ 82,733

[1]	The balance as of December 31, 2022 consisted of a loan in the amount of CNY80,000 (US$11,599) and the corresponding interest receivable amounted to CNY 3,600 (US$521) from Shenzhen Qianhai, a subsidiary of the Company, to an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was originally provided on June 30, 2021, and will mature in one year. On June 30, 2022, the loan was extended for another year to June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group. During year 2023, the loan was derecognized as it was part of the wastewater treatment segment which was disposed by the Company (Note 3).